F. INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

At December 31, 2013 and 2012, intangible assets consisted of the following:

	2013
	Gross Amount	Accumulated amortization	Intangible assets, net
	(in thousands)
Patents	$1,632	$(784)	$848
Trademarks	10	(7)	3
Total tangible assets	1,642	(791)	851

	2012
	Gross Amount	Accumulated amortization	Intangible assets, net
	(in thousands)
Patents	$1,509	$(718)	$791
Trademarks	10	(6)	4
Total tangible assets	1,519	(724)	795

Amortization expense for intangible assets	At December 31, 2013, approximate amortization expense for intangible assets was as follows (in thousands):
2014	$68
2015	68
2016	68
2017	68
2018	68
Thereafter	511
$851